                      UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                       FORM N-CSR

                       CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:                The World Funds, Inc.

Address of principal
    executive offices:                       8730 Stony Point Parkway
                                                Suite 205
                                                Richmond, VA 23235

Name and address
    of agent for service:              Jones & Keller, P.C.
                 1999 Broadway, Suite 3150
                     Denver, CO 80202

Registrant's telephone number,
         including area code:               (800) 527-9525

Date of fiscal year end:                   December 31

Date of reporting period:                   December 31, 2010

Item #1.  Reports to Stockholders.
 INDEX

 CSI Equity Fund;

 Eastern European Equity Fun; and

 REMS Real Estate Value Opportunity Fund

Dear Fellow Shareholder:

For the four months ending December 31, 2010, the investor class of the CSI Equity Fund returned 15.23% inclusive of all expenses.  This result was below the S&P 500 Index’s return of 20.64%  Over the past five years, the Fund provided an average annual gain of 2.45%  per year (net of all fees and expenses); modestly ahead of the S&P 500 Index which had an average annual gain of 2.29% per year over the same five-year period.  CSI has achieved these results with its low turnover approach to investing the Fund. Figures for the S&P 500 include the reinvestment of dividends back into the index. Price only returns for the S&P were 19.85% and 0.15% for the four month and five year period ending 12/31/10 respectively.

During the four month period ended December 31, 2010, the CSI Equity Fund trailed its index in large part due its concentration of high quality blue chip stocks which lagged the general market.  Over a longer period of time, however, CSI believes investors in the fund have benefitted from an exposure to high quality companies as well as the fund’s exposure to international equities. CSI has long followed an investment discipline to purchase shares at reasonable prices – companies that have increasing earnings, good balance sheets, and stable growth prospects and to quickly sell companies for whom these fundamentals are deteriorating. During the last four months of 2010, CSI initiated positions in Qualcomm and Visa and sold its positions in Hewlett-Packard and Amgen.

As of December 31, 2010 CSI Capital Management resigned its role as investment manager for the CSI Equity Fund. Consistent with this change, the name of the fund will be changed to REMS Real Estate Income 50/50 Fund and after December 31, 2010 the fund will be managed by Real Estate Management Services Group, LLC.

For any questions concerning this change or any other inquiries please contact Ann MacDonald of the Commonwealth group at amacdonald@ccofva.com.

Leland Faust
Portfolio Manager

Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of August 31, 2010 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definition
S&P 500 index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.

	Class A Shares
		Average Annual
	Total Return One Year	Return Since Inception
	Ended 12/31/10*	3-1-06 to 12-31-10*
CSI Equity Fund	8.83%	1.56%
S&P 500	12.78%	(0.54%)

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

S&P's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of
500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

	Investor Class Shares
		Average Annual Return
	Total Return One Year	Five Years	Ten Years	Since Inception
	Ended 12/31/10*	Ended 12/31/10*	Ended 12/31/10*	10/15/97 to 12/31/10*
CSI Equity Fund	9.11%	2.47%	1.01%	5.36%
S&P 500	12.78	0.15%	(0.49%)	2.02%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

S&P's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of
500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Cash	$ 6,752,035
Receivable for capital stock sold	114
Dividends and interest receivable	23,203
Tax reclaims receivable	27,540
Due from advisor	11,179
TOTAL ASSETS	6,814,071

LIABILITIES
Accrued closing costs	103,812
TOTAL LIABILITIES	103,812

NET ASSETS	$ 6,710,259

Net Assets Consist of:
Paid-in-capital applicable to 530,677 $0.01 par value shares of
beneficial interest outstanding	$ 6,636,402
Accumulated net investment income (loss)	4,017
Accumulated net realized gain (loss) on investments	69,840
Net Assets	$ 6,710,259

NET ASSET VALUE PER SHARE

Investor Class Shares
($4,215,833 / 332,482 shares outstanding; 15,000,000 authorized)	$ 12.68

Class A Shares
($2,494,426 / 198,195 shares outstanding; 15,000,000 authorized)	$ 12.59

MAXIMUM OFFERING PRICE PER SHARE ($12.59 X 100/94.25)	$ 13.36

See Notes to Financial Statements

CSI EQUITY FUND
STATEMENTS OF OPERATIONS

	Period Ended	Year Ended
	December 31, 2010*	August 31, 2010
INVESTMENT INCOME
Dividend (net of foreign tax withheld of $9,568 and $53,732, respectively)	$ 232,692	$ 844,096
Interest	66	324
Foreign tax reclaims	10,104	4,090
Total investment income	242,862	848,510

EXPENSES
Investment management fees (Note 2)	58,615	167,576
12b-1 fees, Class A (Note 2)	2,824	8,286
Recordkeeping and administrative services (Note 2)	15,723	45,515
Accounting fees (Note 2)	5,862	16,758
Custody fees	1,145	3,231
Transfer agent fees (Note 2)	10,177	32,709
Professional fees	9,268	54,418
Filing and registration fees (Note 2)	9,965	40,119
Directors fees	4,000	11,600
Compliance fees	5,284	17,655
Shareholder servicing and reports (Note 2)	15,118	64,320
Closing costs	105,255	-
Other	21,668	52,462
Total expenses	264,904	514,649
Fee waivers and reimbursed expenses (Note 2)	(40,766)	(174,563)
Net Expenses	224,138	340,086

Net investment income (loss)	18,724	508,424

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	10,427,634	511,738
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,548,415)	92,837
Net realized and unrealized gain (loss) on investments	4,879,219	604,575

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 4,897,943	$ 1,112,999

*Effective December 31, 2010, the Fund chaged its year end from August 31 to December 31.

See Notes to Financial Statements

CSI EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	September 1, 2010
	through	Year ended	Year ended
	December 31, 2010*	August 31, 2010	August 31, 2009

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ 18,724	$ 508,424	$ 966,055
Net realized gain (loss) on investments	10,427,634	511,738	(7,382,019)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,548,415)	92,837	(13,965,088)
Increase (decrease) in net assets from operations	4,897,943	1,112,999	(20,381,052)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	(486,220)	(903,128)	(280,535)
Class A	(36,952)	(62,886)	(19,359)
Net realized gain
Investor Class	(3,224,168)	-	(2,647,013)
Class A	(263,345)	-	(185,124)
Decrease in net assets from distributions	(4,010,685)	(966,014)	(3,132,031)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	367,899	3,041,213	2,514,075
Class A	11,689	15,983	24,087
Distributions reinvested
Investor Class	3,700,270	893,762	2,920,180
Class A	282,325	58,715	192,020
Shares redeemed
Investor Class	(30,739,139)	(2,430,436)	(34,788,895)
Class A	(20,280)	(255,029)	(227,161)
Increase (decrease) in net assets from capital stock transactions	(26,397,236)	1,324,208	(29,365,694)

NET ASSETS
Increase (decrease) during year	(25,509,978)	1,471,193	(52,878,777)
Beginning of year	32,220,237	30,749,044	83,627,821
End of year (including undistributed net investment income of $4,017, $508,465 and $966,055, respectively)	$ 6,710,259	$ 32,220,237	$ 30,749,044

*Effective December 31, 2010, the Fund chaged its year end from August 31 to December 31.

See Notes to Financial Statements

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A
	September 1, 2010
	through
	December 31,		Years ended August 31,
	2010(1)**		2010(1)		2009(1)		2008(1)		2007	Period March 1, 2006 to August 31, 2006	*

Net asset value, beginning of period	$ 12.41		$ 12.32		$ 16.69		$ 19.22		$ 16.99	$ 16.47
Investment activities
Net investment income (loss)	(0.01)		0.16		0.26		0.12		0.04	0.07
Net realized and unrealized gain (loss)
on investments	1.90		0.28		(3.53)		(1.50)		2.81	0.45
Total from investment activities	1.89		0.44		(3.27)		(1.38)		2.85	0.52
Distributions
Net investment income	(0.21)		(0.35)		(0.10)		(0.12)		-	-
Net realized gain	(1.50)		-		(1.00)		(1.03)		(0.62)	-
Total distributions	(1.71)		(0.35)		(1.10)		(1.15)		(0.62)	-

Net asset value, end of period	$ 12.59		$ 12.41		$ 12.32		$ 16.69		$ 19.22	$ 16.99

Total Return	15.23%		3.36%		(18.71%)		(7.73%)		16.95%	3.16%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net	2.24%	(A)(D)***	1.34%	(A)	1.34%	(A)	1.53%	[C]	1.81%	1.87%	[A](B)***
Net investment income	(0.15%)	(A)***	1.19%	(A)	2.27%	(A)	0.69%		0.20%	0.77%	[A]***
Portfolio turnover rate	3.89%		14.03%		16.90%		14.12%		13.54%	9.90%
Net assets, end of period (000's)	$ 2,494		$ 2,191		$ 2,348		$ 3,183		$ 3,724	$ 3,670

* Class A Shares acquired in merger on March 1, 2006.

**Effective December 31, 2010, the Fund chaged its year end from August 31 to December 31. (See Note 6)

*** Annualized

(1) Per share amounts calculated using the average share method.

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.35%*** for the period September 1, 2010 through
December 31, 2010, 0.52% for the year ended August 31, 2010,
0.41% for the year ended August 31, 2009, and 0.05% for the period ended August 31, 2006.

(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the period ended August 31,2006.

(C) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended
August 31, 2008.

(D) Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90%*** reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

See Notes to Financial Statements

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class
	September 1, 2010
	through
	December 31,		Years ended August 31,
	2010(1)**		2010(1)		2009(1)		2008(1)(D)		2007	2006

Net asset value, beginning of period	$ 12.50		$ 12.41		$ 16.72		$ 19.33		$ 17.02	$ 15.52

Investment activities
Net investment income (loss)	0.01		0.20		0.30		0.19		0.12	0.15
Net realized and unrealized gain (loss)
on investments	1.90		0.28		(3.50)		(1.54)		2.81	1.50
Total from investment activities	1.91		0.48		(3.20)		(1.35)		2.93	1.65
Distributions
Net investment income	(0.23)		(0.39)		(0.11)		(0.23)		-	(0.15)
Net realized gain	(1.50)		-		(1.00)		(1.03)		(0.62)	-
Total distributions	(1.73)		(0.39)		(1.11)		(1.26)		(0.62)	(0.15)

Net asset value, end of period	$ 12.68		$ 12.50		$ 12.41		$ 16.72		$ 19.33	$ 17.02

Total Return	15.22%		3.66%		(18.27%)		(7.57%)		17.40%	10.67%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	1.89%	(A)(E)*	0.99%	(A)	0.99%	(A)	1.18%	(C)	1.46%	1.52%	(A)(B)
Net investment income (loss)	0.18%	(A)*	1.54%	(A)	2.47%	(A)	1.05%		0.55%	0.61%	(A)
Portfolio turnover rate	3.89%		14.03%		16.90%		14.12%		13.54%	9.90%
Net assets, end of period (000's)	$ 4,216		$ 30,029		$ 28,401		$ 80,445		$ 45,073	$ 42,528

(1) Per share amounts calculated using the average share method.

* Annualized

**Effective December 31, 2010, the Fund chaged its year end from August 31 to December 31.

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.35%* for the period September 1, 2010 through
December 31, 2010, 0.52% for the year ended August 31, 2010,
0.41% for the year ended August 31, 2009, and 0.05% for the year ended August 31, 2006.

(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006.

(C) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended
August 31, 2008.

(D) The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor Shares effective August 21, 2008.

(E) Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90%* reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

See Notes to Financial Statements

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2010

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; Class A: 15,000,000; Class C: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock.  Effective January 17, 2008 Class A shares were closed to new investors.  Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares.  The Fund currently offers the Investor Class of shares to new investors.

The objective of the Fund is to seek to achieve long-term capital growth by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price.  Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by TWF, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless TWF is aware of a material change in value.  Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.  The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier.   Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When TWF uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  TWF’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the TWF’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

 In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  Various inputs are used in determining the value of a Fund’s investments.  GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.  At December 31, 2010, investments consisted solely of cash.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities.  Management has reviewed the Fund’s tax positions for each of the open tax years (2007-2009) or expected to be taken in the Fund’s 2010 tax returns.  The Fund has identified its major tax jurisdiction to be U.S. tax authorities.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  For the period September 1, 2010 through December 31, 2010, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. (“CSI”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund.  For the period September 1, 2010 through December 31, 2010, CSI earned $58,615 and waived $27,840 in investment management fees and reimbursed the Fund $12,926.  For the year ended August 31, 2010, CSI earned $167,576, waived $96,763 in investment management fees and reimbursed expenses of $77,800.

CSI has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.99% of daily average net assets for the Investor Class and 1.34% of daily average net assets for Class A through December 31, 2010.  Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  CSS earned $15,723 in administrative fees for the period September 1, 2010 through December 31, 2010.  CSS earned $45,515 in administrative fees for the year ended August 31, 2010.  Additionally, of the $9,965 and $40,119 of filing and registration fees expense incurred for the period September 1, 2010 through December 31, 2010 and the year ended August 31, 2010, CSS received $4,650 and $8,400, respectively, for hourly services provided to the Fund and of the $64,320 of shareholder services and reports expense incurred for the year ended August 31, 2010, CSS received $2,005 for hourly services provided to the Fund.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.   For the period September 1, 2010 through December 31, 2010 and the year ended August 31, 2010, there were $2,824 and $8,286, respectively, in Class A 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended August 31, 2010, FDCC received $898 in fees and commissions from the sale of Fund shares.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $10,177 for the period September 1, 2010 through December 31, 2010 and $32,709 for the year ended August 31, 2010.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $5,862 for the period September 1, 2010 through December 31, 2010 and $16,758 for the year ended August 31, 2010.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and CFSI.

NOTE 3-INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period September 1, 2010 through December 31, 2010, aggregated $1,291,112 and $36,909,350, respectively.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the period ended December 31, 2010 and the year ended August 31,2010 was as follows:

	Period ended	Year ended	Year ended
	December 31, 2010	August 31, 2010	August 31, 2009
Distributions paid from:
Ordinary income	$ 523,172	$966,014	$ 299,894
Accumulated net realized gain on investments	3,487,513	-	2,832,137
Total distributions	$4,010,685	$966,014	$3,132,031

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income (loss)	$ 4,017
Accumulated net realized gain (loss) on investments	69,840
$ 73,857

    During the period September 1, 2010 through December 31, 2010, the Fund utilized $6,870,281 of its capital loss carryforward.

NOTE 5-CAPITAL STOCK  TRANSACTIONS

Capital stock transactions for each class of shares were:
	Investor Class Period ended December 31, 2010		Class A Period ended December 31, 2010
	Shares	Value	Shares	Value
Shares sold	27,726	$367,899	830	$ 11,689
Shares reinvested	291,819	3,700,270	22,315	282,325
Shares redeemed	(2,389,862)	(30,739,139)	(1,514)	(20,280)
Net increase (decrease)	(2,070,317)	$(26,670,970)	21,631	$273,734

	Investor Class Year ended August 31, 2010		Class A Year ended August 31, 2010
	Shares	Value	Shares	Value
Shares sold	231,250	$3,041,213	1,166	$ 15,983
Shares reinvested	67,149	893,762	4,434	58,715
Shares redeemed	(184,907)	(2,430,436)	(19,677)	(255,029)
Net increase (decrease)	113,492	$1,504,539	(14,077)	$(180,331)

	Investor Class Year Ended August 31, 2009		Class A Year Ended August 31, 2009
	Shares	Value	Shares	Value
Shares sold	219,567	$2,514,075	2,137	$ 24,087
Shares reinvested	267,906	2,920,180	17,665	192,020
Shares redeemed	(3,010,183)	(34,788,894)	(19,888)	(227,161)
Net increase (decrease)	(2,522,710)	$(29,354,639)	(86)	$(11,054)

NOTE 6 – CHANGE IN YEAR END

The Board of Directors adopted a change in the Fund’s fiscal year end date to December 31.  This change was effective beginning with this fiscal period, which ran from September 1, 2010 to December 31, 2010.

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENT

On January 21, 2010, the FASB issued Accounting Standards Update, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Fund is evaluating the implication of the update and the impact of the financial statements.

NOTE 8 – SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.  On December 10, 2010, the Board of Directors approved a new investment advisor to replace CSI.  Final approval of the new Advisor will be subject to shareholder approval. Subsequent to December 31, 2010, the Fund changed its name to REMS Real Estate Income 50/50 Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the CSI Equity Fund, a series of The World Funds, Inc., as of December 31, 2010, the related statement of operations for the period September 1, 2010 to December 31, 2010 and the year ended August 31, 2010, the statement of changes in net assets for the period September 1, 2010 to December 31, 2010 and for each of the two years in the period ended August 31, 2010, and the financial highlights for the period September 1, 2010 to December 31, 2010 and for each of the five years in the period ended August 31, 2010.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the CSI Equity Fund as of December 31, 2010, the results of its operations for the period September 1, 2010 to December 31, 2010 and the year ended August 31, 2010, the changes in its net assets for the period September 1, 2010 to December 31, 2010 and for each of the two years in the period ended August 31, 2010, and the financial highlights for the period September 1, 2010 to December 31, 2010 and for each of the five years in the period ended August 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2011

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc.
(the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below.  The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III (1) 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4
Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Company's Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Company's underwriter; President and Director of Commonwealth Fund Services, Inc., the Company's Transfer and Disbursing Agent since 1987; President and Treasurer of Commonwealth Capital Management, Inc. since 1983 ; President of Commonwealth Capital Management, LLC, the adviser to the Fund and the adviser to the Satuit Capital Small Cap Fund series of the Company, from December, 2000 to October, 2007; President and Director of Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Company; and Chairman, Trustee and Treasurer of The World Insurance Trust, a registered investment company, since May, 2002.  Mr. Pasco is a certified public accountant.

				The World Insurance Trust — 1 Fund (through December, 2009); The World Funds Trust – 2 Funds
Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	9
Retired.  Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August,1978 until April, 2005;  a Trustee of The World Insurance Trust, a registered investment company, since May,  2002; a Trustee of Satuit Capital Management Trust, a registered investment company, since October, 2002 and a Trustee of Janus Advisors Series Trust,  a registered investment  company,  from  2003 to 2005.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Funds;
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	9
Financial and Tax Consultant through his firm Management Funds Consulting for  Professionals  since 1974; a Trustee of Satuit  Capital Management Trust, a registered investment company, since                                          November, 2003; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Poist is a certified public accountant.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Fund;
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	9
President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Trustee of Satuit Capital Management Trust, a  registered investment company,  since November,  2003 and Trustee of The World Insurance Trust,  a registered investment company, since May, 2002.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Fund;
Officers:
* Leland H. Faust 600 California Street 18th Floor San Francisco, CA 94108 (1946)	President of the CSI Equity Fund series since October, 1997	N/A	President of CSI Capital Management, Inc., a registered investment adviser, since 1978. Partner in the law firm Taylor & Faust since September, 1975.	N/A
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Managing Director, Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	N/A
David D. Jones, Esq. 395 Sawdust Road, Suite 2137 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A

(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund; (3) he is a managing member of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

CSI EQUITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CSI EQUITY FUND

FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur two types of cost:  (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2010 and held for the period ended December 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and deferred sales charges on certain redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

INVESTOR CLASS	Beginning Account Value September 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* September 1, 2010 through December 31, 2010
Actual	$1,000	$1,014.39	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,020.05	$3.34

CLASS A	Beginning Account Value September 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* September 1, 2010 through December 31, 2010
Actual	$1,000	$1,014.16	$4.51
Hypothetical (5% return before expenses)	$1,000	$1,018.30	$4.52

*  Expenses are equal to the Fund’s annualized expense ratio of 0.99%  for Investor Class and 1.34% for Class A,  multiplied by the average account value for the period, multiplied by 122 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
CSI Capital Management, Inc.
600C California Street, 18th Floor
San Francisco, California 94108

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Annual Report to Shareholders
Transfer Agent:

For account information, wire purchase or redemptions,
call or write to the CSI Equity Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc. investment plans, and other shareholder services, call CSI Funds at (800) 527-9525 Toll Free or visit our website www.theworldfunds.com.

CSI EQUITY FUND

A series of The World Funds, Inc.
A “Series” Investment Company

For the Period
September 1, 2010 through
 December 31, 2010

Dear Shareholder:

During the fourth quarter of 2010, the Fund outperformed its benchmark, the Nomura Central Eastern Europe Index (the “Index”), returning 9.92% (net), while the Index returned 6.13% during the same period. The portfolio’s strong weighting in Russia and limited exposure to Turkey contributed to its outperformance during the quarter. The Fund also outperformed over the full year, returning 16.80% (net), compared to the Index's return of 10.51% for the year,1 primarily as a result of its heavy exposure to the Russian Steel and Mining sector, which was up 55.4% during 2010, and the Russian Financial sector, which was up 33.9% for the same period. The benchmark emphasized Russia’s Oil and Gas sector which gained just 5.9% during the year. At the start of 2010, the Fund’s managers believed that Russian markets were well-positioned for growth. We took advantage of the opportunity to invest in steel and mining companies and banks at very attactive valuations.

MSCI Russia: Q4: 16.5% (FY 2010: 17.2%)
Russian investment fundamentals strengthened during the fourth quarter. The pace of domestic recovery accelerated, which may benefit banks. The Steel and Mining sectors were helped by strong export markets, robust domestic prices, and higher production volumes. Also, Energy stocks moved higher on rising oil and gas prices.

MSCI Turkey: Q4: -7.9% (FY 2010: 18.4%)
After delivering strong performance early in 2010, the Turkish market corrected course late in 2010. The MSCI Turkey Index gained about 44% through November 2010. From that point through the end of the year, the index declined about 18% as imports continued to lag exports, widening the country’s current account deficit. During the latter part of the year, imports rose by 19.5% while exports grew by just 1.5%.The pace of exports slowed due to economic problems in the European Union, which is Turkey’s main export market. Higher consumer demand for imported goods, as well as the Manufacturing Sector’s reliance on imported intermediate goods, both contributed to the trade deficit. In addition, investors found fourth quarter’s GDP growth—GDP grew by 6% relative to third quarter’s 7.5%—disappointing, which hurt market performance.

MSCI Poland: Q4: 3.8% (FY 2010: 12.6%)
The Polish market posted a handsome annual performance, up 12.6%. Polish growth accelerated throughout the year, increasing to 4.2% year-over-year, which was a significantly higher rate than other European Monetary Union members. Higher consumption, as well as a steady stream of capital helped drive growth. In addition, employment levels returned to pre-crisis levels. Third quarter’s corporate earnings were quite good with two-thirds of the companies beating expectations.

MSCI Hungary: Q4: -9.4% (FY 2010: -10.7%)
Hungary’s weak performance was due, in part, to the government’s assessment of special taxes on banks, retail chains, energy, and telecom companies as a means of reducing its budget shortfall. The government’s authoritarian approach has angered the International Monetary Fund and generated uncertainty among foreign investors.

MSCI Czech Republic: Q4: -3.5% (FY 2010: -7.4%)
Solid economic performance does not guarantee strong market performance, as evidenced by the Czech Republic’s market performance during 2010. The Czech economy came through the financial crisis relatively unscathed, but the stock market has not performed well. Investors may be worried the Czech government’s austerity measures will result in a slowdown in economic growth.

Outlook
During the first quarter, we anticipate that Emerging Europe will deliver attractive market returns. Germany's economic strength should continue to drive economic growth throughout the Eurozone. In Central Europe, we particularly like Poland, which currently is experiencing an economic boom. Russian shares also are lik ely to perform well if commodity prices remain strong.

Important Disclosure Statements

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing.  The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525.   Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2010 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time.  Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information.  Nothing presented in this document may be construed as an offer to purchase or sell any security.

Nomura Composite-11 Index: an unmanaged index of equity securities traded on securities exchanges or established over-the-counter markets in Poland, the Czech Republic, Hungary, Slovakia, Croatia, Romania,Slovenia, Estonia, Latvia, Lithuania and Russia. Returns do not include dividends and distributions and are expressed in U.S. dollars. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the U. S. Securities and Exchange Commission (the "SEC") requires to be reflected in the Fund's performance.

1            Bloomb

	Class A Shares
	Total Return	Average Annual Return
	One Year	Five Years	Ten Years
	Ended	Ended	Ended	Since Inception
	12/31/2010	12/31/2010	12/31/2010	2/15/1996 to 12/31/2010
Eastern European Equity Fund	10.09%	8.58%	16.18%	9.10%
NRI Composite-11	10.51%	5.33%	16.30%	11.43%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

* Nomura Research Institute's ("NRI") Central and East European Index Series ("CEE Index Series") covers the main market stocks of 11 Central and East European countries - Estonia, Latvia, Lithuania, Czech Republic, Hungary, Poland, Slovakia, Croatia,
Romania, Slovenia and Russia.

Returns do not include dividends and distributions and are expressed in US$.

	Class C Shares
	Total Return	Average Annual Return
	One Year	Five Years
	Ended	Ended	Since Inception
	12/31/2010	12/31/2010	1/9/2003 to 12/31/2010
Eastern European Equity Fund	15.50%	8.84%	18.74%
NRI Composite-11	14.41%	6.07%	19.32%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

* Nomura Research Institute's ("NRI") Central and East European Index Series ("CEE Index Series") covers the main market stocks of 11 Central and East European countries - Estonia, Latvia, Lithuania, Czech Republic, Hungary, Poland, Slovakia, Croatia,
Romania, Slovenia and Russia.

Returns do not include dividends and distributions and are expressed in US$.

EASTERN EUROPEAN EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2010
Number of Shares	Security Description	% of Total Investments	Fair Value
	COMMON STOCK	97.22%
	AUSTRIA	1.20%
130,000	Immofinanz AG		$ 555,151
	CYPRUS	1.23%
164,301	Bank of Cyprus Ltd		567,640
	CZECH REPUBLIC	4.38%
140,000	New World Resources VB-W/I		2,026,493
	GEORGIA	2.05%
47,000	Bank of Georgia Regs GDR*		949,400
	GERMANY	0.06%
9,000	Magnat Real Estate Opps		27,948
	GREAT BRITAIN	1.69%
207,900	High River Gold Mines Ltd.*		256,976
129,300	Highland Gold Mining Ltd.*		379,594
590,000	Lewis Charles Romania Property Fund Ltd.*		59,807
106,500	Trans Balkan Investments*		66,435
22,000	Ukraine Opportunity Trust PL*		22,000
			784,812
	GREECE	8.34%
17,000	Coca Cola Hellenic Bottling Co.*		440,725
75,000	Greek Organization of		1,299,596
79,100	Hellenic Telecom Organ*		649,307
135,450	National Bank of Greece*		1,097,356
17,000	Titan Cement Ord Shares*		373,796
			3,860,780
	HUNGARY	0.97%
267,793	Ablon Group*		252,662
8,200	OTP Bank*		197,723
		3.44%	450,385
	ISRAEL
97,000	Africa Israel INV*		621,111
210,000	Check Point Software Tech*		971,460
			1,592,571
	LUXEMBOURG	3.63%
46,900	Evraz Group SA GDR Regs*		1,682,303
	POLAND	7.75%
9,400	Bank Pekao SA		569,003
19,679	Grupa Lotos SA*		241,903
75,000	Polski Koncern Naftowy*		1,161,611
7,000	Powszechny Zaklad Ubezpie*		841,534
350,000	Tauron Polska Energia SA*		777,620
			3,591,671

	RUSSIA	57.91%
120,000	Gazprom OAO Spon ADR		3,030,000
88,600	JSC MMC Norilsk Spon ADR		2,097,162
10,000	Lukoil Holdings Spon ADR		565,000
49,400	Mechel Steel Group OAO		1,443,962
3,000,000	Mosenergo		315,000
7,000	Novatek OAO Spons GDR Regs		836,500
29,300	Novolipetsk Steel GDR Reg S		1,397,610
14,900,000	OGK-4*		1,430,400
25,000,000	OGK-6*		1,181,250
1	OAO Open Investments GDR*		5
313,100	Rosneft Oil Co. OAO GDR Reg S		2,241,796
180,000	Rushydro Sponsored ADR Reg S*		981,000
370,000	Sberbank of Russia - Preference		962,000
995,000	Sberbank RF		3,389,965
133,150	Severstal GDR Reg S		2,243,578
55,000	Surgutneftegaz SP ADR		583,000
40,000	TMK GDR Regs		826,400
500,000	VTB Bank OJSC-GDR		3,295,000
			26,819,628
	TURKEY	4.57%
79,800	Akbank T AS*		444,139
60,000	Aksigorta AS		89,128
872,817	Dogan Yayin Holding AS*		1,109,705
73,333	Enka Insaat Ve Sanayi AS		274,000
42,960	Haci Omer Sabanci Holding		200,643
			2,117,615
	TOTAL INVESTMENTS:
	(Cost: $38,683,546)	97.22%	45,026,397
	Other assets, net	2.78%	1,287,508
	NET ASSETS	100.00%	$ 46,313,905

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund's related balance sheet.)
ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010
ASSETS
Investments at fair value (identified cost of $38,683,546) (Note 1)	$ 45,026,397
Cash	1,073,812
Foreign currency at fair value (cost of $28,049)	28,223
Receivable for securities sold	181,610
Receivable for capital stock sold	29,265
Dividends receivable	61,857
Tax reclaim receivable at fair value (cost of $5,151)	4,938
Prepaid expenses	29,806
TOTAL ASSETS	46,435,908

LIABILITIES
Accrued investment management fees	50,122
Accrued 12b-1 fees	23,607
Accrued administration and transfer agent fees	10,466
Accrued custodian fees	19,282
Other accrued expenses	18,526
TOTAL LIABILITIES	122,003

NET ASSETS	$ 46,313,905
Net Assets Consist of :
Paid-in-capital applicable to 1,715,657 $0.01 par value shares of beneficial interest outstanding	$ 45,871,979
Accumulated net investment income (loss)	(16,605)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,884,369)
Net unrealized appreciation (depreciation) of investments and foreign currency	6,342,900
Net Assets	$ 46,313,905

NET ASSET VALUE PER SHARE
Class A
($44,656,075 / 1,650,970 shares outstanding; 20,000,000 authorized)	$ 27.05

MAXIMUM OFFERING PRICE PER SHARE ($27.05 X 100/94.25)	$ 28.70
Class C
($1,657,830 / 64,687 shares outstanding; 15,000,000 authorized)	$ 25.63

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2010
INVESTMENT INCOME
Dividend (Net of foreign tax withheld of $94,389)	$ 560,137
Interest	446
Total investment income	560,583

EXPENSES
Investment management fees (Note 2)	581,402
Rule 12b-1and servicing fees (Note 2)
Class A	111,970
Class C	17,242
Recordkeeping and administrative services (Note 2)	106,525
Accounting fees	33,725
Custody fees	99,271
Transfer agent fees (Note 2)	133,315
Professional fees	57,403
Filing and registration fees (Note 2)	37,858
Directors fees	10,800
Compliance fees	23,483
Shareholder services and reports (Note 2)	58,705
Other	64,495
Total expenses	1,336,194
Net investment income (loss) Net investment income (loss)	(775,611)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	7,043,152
Net realized gain (loss) on foreign currency transactions	(77,801)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(185,585)
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	6,779,766
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 6,004,155

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
	Year ended December 31, 2010	Year ended December 31, 2009
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (775,611)	$ (563,276)
Net realized gain (loss) on investments and foreign currency transactions	6,965,351	(1,097,722)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(185,585)	20,395,337
Increase (decrease) in net assets from operations	6,004,155	18,734,339

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	-	(96,130)
Class C	-	-
Decrease in net assets from distributions	-	(96,130)

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	9,661,675	12,784,797
Class C	1,047,775	523,713
Distributions reinvested
Class A	-	79,175
Class C	-	-
Shares redeemed
Class A	(17,440,210)	(8,254,735)
Class C	(996,860)	(272,942)
Increase (decrease) in net assets from capital stock transactions	(7,727,620)	4,860,008

NET ASSETS
Increase (decrease) during period	(1,723,465)	23,498,217
Beginning of period	48,037,370	24,539,153
End of Period (including accumulated net investment income (loss) of $ (16,605) and $(23,398), respectively)	$ 46,313,905	$ 48,037,370

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class A Shares
	Years ended December 31,
	December 31, 2010(1)	2009(1)		2008(1)	2007	2006

Net asset value, beginning of period	$23.16	$12.49		$25.50	$29.61	$22.82
Investment activities
Net investment income (loss)	(0.40)	(0.30)		(0.17)	(0.12)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.29	11.02		(11.51)	1.54	6.98
Total from investment activities	3.89	10.72		(11.68)	1.42	6.83
Distributions
Net investment income	-	(0.05)		(1.33)	(0.65)	(0.04)
Net realized gain	-	-		-	(4.88)	-
Total distributions	-	(0.05)		(1.33)	(5.53)	(0.04)

Net asset value, end of period	$27.05	$23.16		$12.49	$25.50	$29.61

Total Return	16.80%	85.82%		(45.87%)	1.14%	29.92%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses	2.84%	2.97%		2.56%	2.25%	2.49%	(C)
Expenses, net	2.84%	2.84%	(A)(B)	2.56%	2.25%	2.37%	(B)
Net investment income (loss)	(1.64%)	(1.74%)		(0.77%)	(0.39%)	(0.58%)
Portfolio turnover rate	73.42%	65.53%		147.72%	209.58%	115.04%
Net assets, end of period (000's)	$44,656	$46,605		$23,851	$68,956	$80,711
(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2009.
(B) Expense ratio - net reflects the effect of the management fee waivers for the year ended December 31, 2009 and the custodian fee credits the fund received in 2006.
(C) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(1) Per share amounts calculated using the average share method.

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class C Shares
	Years ended December 31,
	2010 (1)	2009(1)		2008(1)	2007	2006

Net asset value, beginning of period	$ 22.19	$12.05		$24.56	$28.60	$22.21
Investment activities
Net investment income (loss)	(0.55)	(0.41)		(0.29)	(0.25)	(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.99	10.55		(11.08)	1.36	6.61
Total from investment activities	3.44	10.14		(11.37)	1.11	6.39
Distributions
Net investment income	-	-		(1.14)	(0.27)	-
Net realized gain	-	-		-	(4.88)	-
Total distributions	-	-		(1.14)	(5.15)	-

Net asset value, end of period	$ 25.63	$22.19		$12.05	$24.56	$28.60

Total Return	15.50%	84.15%		(46.37%)	3.98%	28.77%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses	3.59%	3.72%		3.31%	3.00%	3.24%	(C)
Expenses, net	3.59%	3.59%	(A)(B)	3.31%	3.00%	3.12%	(B)
Net investment income (loss)	(2.39%)	(2.21%)		(1.36%)	(1.14%)	(1.33%)
Portfolio turnover rate	73.42%	65.53%		147.72%	209.58%	115.04%
Net assets, end of period (000's)	$ 1,658	$1,432		$688	$1,795	$863
(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2009.
(B) Expense ratio - net reflects the effect of the management fee waivers for the year ended December 31, 2009 and the custodian fee credits the fund received in 2006.
(C) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(1) Per share amounts calculated using the average share method.

See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2010

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Eastern European Equity Fund (the “Fund”), previously the Vontobel Eastern European Equity Fund, is a series of The World Funds, Inc. (“TWF”), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of TWF. The Fund maintains its financial statements, information and performance history.

The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Eastern Europe.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value.  ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.  Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as:  (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  Theses standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted priced included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,756,905	$2,143,250	$126,242	$45,026,397

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

The following is a reconciliation for assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investment in Securities
Balance as of 12/31/09	$ -
Transfer from Level 1	199,206
Change in unrealized appreciation/depreciation	(72,964)
Balance as of 12/31/10	$126,242

During the year ended December 31, 2010, $2,143,250 transferred out of Level 1 and into Level 2.

On January 21, 2010, the FASB issued Accounting Standards Update, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Fund is evaluating the implication of the update and the impact of the financial statements.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax  or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2007 to 2009) and expected to be taken in the 2010 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2010, the Fund decreased paid-in capital by $860,205, decreased accumulated net investment loss by $782,404 and decreased accumulated net realized loss by $77,801.  These reclassifications have no effect on net assets or net asset value per share.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. ("VAM"). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. VAM, with CCM’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55% on  the first $50 million in average daily net assets and 0.50% on average daily net assets in excess of  $50 million of the investment advisory fees received by CCM.  VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund.  For the year ended December 31, 2010, CCM earned $581,402 in advisory fees.  At December 31, 2010, CCM was due $50,122 from the Fund.

CCM contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2009 so that the ratio of total annual operating expenses for the Fund's Class A Shares was limited to 2.75% and that the ratio of total annual operating expenses for the Fund's Class C Shares was limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. The total amount of recoverable reimbursements as of December 31, 2010 was $41,887, which will expire December, 2012.

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge ("DSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended December 31, 2010, FDCC received $16,088 in underwriting fees and commissions and $159,930 in DSC fees relating to the distribution and redemption of certain Fund shares.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.  For the year ended December 31, 2010, there were $111,970 in Class A 12b-1 expenses incurred.

The Fund has adopted a Distribution Plan (the "Plan") for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the year ended December 31, 2010, there were $17,242 in Class C 12b-1 and service fees incurred.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund.  For the year ended December 31, 2010, CSS earned $106,524 for its services, of which $10,466 was due at December 31, 2010. Additionally CSS received $1,400 of the $58,705 of shareholder services and reports expense incurred and $10,650 of the $37,859 filing and registration fees for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") provides transfer and dividend disbursing agent services to the Fund. For the year ended December 31, 2010, CFSI earned $133,315 for its services, of which $5,495 was due at December 31, 2010.

Certain officers and/or interested directors of the Fund are also officers and/or directors of VAM, FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

Purchases and sales of securities other than short-term notes aggregated $32,501,853 and $40,051,286 respectively, for the year ended December 31, 2010.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  The tax character of distributions paid during the year ended December 31, 2010 and the year ended December 31, 2009 were as follows:

	Year Ended December 31, 2010	Year Ended December 31, 2009
Distributions paid from
Ordinary income	$ -	$ 96,130
Net Realized Gain	$ -	$ -

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Year ended December 31, 2010

Accumulated net realized gain (loss) on investments and foreign currency transactions	$(5,884,369)
Net unrealized appreciation/depreciation of investments and foreign currency Post-October foreign currency loss	6,342,900 (16,605)
Total	$ 441,926

As of December 31, 2010, the Fund has a capital loss carryforward of $5,884,369 available to offset future capital gains, if any.  To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.  This carryforward will expire as follows:

2016	$5,021,678
2017	862,691
$5,884,369

During 2010, the Fund utilized $7,043,152 of its capital loss carryforward.

As of December 31, 2010, cost for federal income tax purpose is $38,683,546 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 13,171,853
Gross unrealized depreciation	(6,829,002)
Net unrealized depreciation	$ 6,342,851

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Year Ended		Year Ended
	December 31, 2010		December 31, 2010
	Shares	Value	Shares	Value
Shares sold	388,656	$9,661,675	44,527	$1,047,775
Shares reinvested	-	-	-	-
Shares redeemed	(750,267)	(17,440,210)	(44,408)	(996,860)
Net increase (decrease)	(361,611)	$ (7,778,535)	119	$50,915

	Class A Shares		Class C Shares
	Year ended		Year ended
	December 31, 2009		December 31, 2009
	Shares	Value	Shares	Value
Shares sold	645,634	$12,784,797	27,190	$523,713
Shares reinvested	3,482	79,175	-	-
Shares redeemed	(546,221)	(8,254,735)	(19,728)	(272,942)
Net increase (decrease)	102,895	$ 4,609,237	7,462	$250,771

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Eastern European Equity Fund, a series of The World Funds, Inc., including the schedule of investments as of December 31, 2010, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Eastern European Equity Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2011

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc.
(the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below.  The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III (1) 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4
Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Company's Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Company's underwriter; President and Director of Commonwealth Fund Services, Inc., the Company's Transfer and Disbursing Agent since 1987; President and Treasurer of Commonwealth Capital Management, Inc. since 1983 ; President of Commonwealth Capital Management, LLC, the adviser to the Fund and the adviser to the Satuit Capital Small Cap Fund series of the Company, from December, 2000 to October, 2007; President and Director of Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Company; and Chairman, Trustee and Treasurer of The World Insurance Trust, a registered investment company, since May, 2002.  Mr. Pasco is a certified public accountant.

				The World Insurance Trust — 1 Fund (through December, 2009); The World Funds Turst – 2 Funds
Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	9
Retired.  Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August,1978 until April, 2005;  a Trustee of The World Insurance Trust, a registered investment company, since May,  2002; a Trustee of Satuit Capital Management Trust, a registered investment company, since October, 2002 and a Trustee of Janus Advisors Series Trust,  a registered investment  company,  from  2003 to 2005.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Funds;
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	9
Financial and Tax Consultant through his firm Management Funds Consulting for  Professionals  since 1974; a Trustee of Satuit  Capital Management Trust, a registered investment company, since                                          November, 2003; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Poist is a certified public accountant.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Fund;
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	9
President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Trustee of Satuit Capital Management Trust, a  registered investment company,  since November,  2003 and Trustee of The World Insurance Trust,  a registered investment company, since May, 2002.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Fund;
Officers:
* Leland H. Faust 600 California Street 18th Floor San Francisco, CA 94108 (1946)	President of the CSI Equity Fund series since October, 1997	N/A	President of CSI Capital Management, Inc., a registered investment adviser, since 1978. Partner in the law firm Taylor & Faust since September, 1975.	N/A
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Managing Director, Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	N/A
David D. Jones, Esq. 395 Sawdust Road, Suite 2137 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A

(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund; (3) he is a managing member of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

EASTERN EUROPEAN EQUITY FUND

SUPPLEMENTAL INFORMATION

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AND SUB-ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the “Board”) held on August 30, 2010, the Board, including the directors of the Company who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), re-approved (i) the investment advisory agreement between the Company, on behalf of the Fund, and Commonwealth Capital Management, LLC (“CCM”) and (ii) the investment sub-advisory agreement (together with the advisory agreement, the “Agreements”) between CCM and Vontobel Asset Management Inc. (“Vontobel”), relating to the Fund.

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Agreements after their initial two-year terms: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval.  Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term.

In preparation for the meeting, the Board requested and reviewed a wide variety of information from CCM and Vontobel, including written materials provided by CCM and Vontobel regarding:  (i) the nature, extent and quality of the services provided by CCM and Vontobel; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by CCM and Vontobel and their affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed further below.  The Board uses this information, as well as other information that CCM, Vontobel and other service providers of the Fund may submit to the Board, to help decide whether to renew the Agreements for an additional year.  In approving the Agreements, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by CCM and Vontobel

The Board reviewed the services that CCM and Vontobel provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund.  The Board received information concerning the history, track record, and investment approach and processes employed by Vontobel in managing the Fund.  Additionally, a representative from Vontobel joined the meeting and, along with a representative from CCM, provided the Board with a presentation regarding CCM’s and Vontobel’s management of the Fund.  The Board considered and discussed, among other things, the Fund’s performance and portfolio structure, including the Fund’s country/sector breakdown, ten largest holdings and liquidity, and Vontobel’s trading practices.  On this basis, along with information provided in advance of the meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by CCM and Vontobel.

Investment Performance of the Fund

The Board, using written materials provided by Lipper, considered the Fund’s performance compared to a benchmark index and other similar mutual funds for various trailing periods.  The Board noted that the Fund’s performance was generally comparable to its peer group and that its recent performance was favorable when compared to its benchmark and peer group.  Based on this information, the Board concluded that it was satisfied with the investment performance of the Fund in light of Vontobel’s investment strategy and current market conditions.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Board reviewed a report of the advisory fee paid by the Fund to CCM and the costs and other expenses incurred by CCM and Vontobel in providing advisory services.  The Board also discussed the profits realized by CCM and Vontobel from their relationship with the Fund.  The Board considered the information provided and concluded that such profits were not excessive.  Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm’s length negotiations.  In deciding that the advisory fees were reasonable, the Board considered the services provided by CCM, and the Fund’s current asset levels.  In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that CCM’s and Vontobel’s fees are reasonable in light of the services that CCM and Vontobel provide to the Fund; and (c) agreed to renew the Agreements for another year.

EASTERN EUROPEAN EQUITY FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or deferred sales charges or redemption fees on certain redemptions made within 360 days of purchase of Class A shares and 2 years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.   The example is based on an investment of $1,000 invested at the beginning of the period July 1, 2010 and held for the six months ended December 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 through December 31, 2010
Actual	$1,000	$1,295.50	$15.97
Hypothetical (5% return before expenses)	$1,000	$1,011.20	$13.99

CLASS C	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 through December 31, 2010
Actual	$1,000	$1,289.88	$20.32
Hypothetical (5% return before expenses)	$1,000	$1,007.40	$17.81

* - Expenses are equal to the Fund’s annualized expense ratio of 2.84% for Class A and 3.59% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Commonwealth Capital Management, LLC 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Distributor:
First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to Eastern European Equity Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information,
and for information on any series of The World
Funds, Inc., investment plans, and other shareholder
services, call Commonwealth Shareholder Services at
(800) 527-9525 Toll Free. Fund information is also
available online at theworldfunds.com.

Annual Report to Shareholders

EASTERN EUROPEAN EQUITY FUND
A series of The World Funds, Inc.
A “Series” Investment Company

For the Year Ended December 31, 2010

Year-End 2010

Dear Real Estate Value-Opportunity Fund (HLRRX/HLPPX) Shareholder,

Your Fund finished 2010 with strong performance, even when compared to the much improved returns for US equities in the fourth quarter. Our very specific strategy to broaden portfolio participation to multiple facets of the real estate recovery process, including real estate operating and service companies and commercial mortgage REITs, provided a differentiated portfolio performance as REIT index returns began to slow in the last months of 2010.  REMS Real Estate Value-Opportunity Fund (HLRRX) was again recognized by The Wall Street Journal as a top performer for the year in real estate, this time as a “Category King” for 2010, and the New York Times Mutual Fund Report ranked the Fund as one of the best specialized stock funds in 2010.  At year end the Value-Opportunity Fund was also ranked by Morningstar in the top 1% of all real estate mutual funds on a 5-year basis.(7)

REMS Value-Opportunity Portfolio outperformed the NAREIT Equity REIT Index by over 400 basis points in 2010.  For the year ended December 31, 2010, your Fund had a total return of 32.98% vs a total return of 27.95% for the Index.  Driving this outperformance was our investment in real estate operating companies such as convention lodging specialist Gaylord Entertainment, homebuilder Lennar Corp, and Canadian industrial owner MI Developments.

Your REIT preferred positions, which are focused on investments in issuers with some financial stress but improving fundamentals, returned 27% which almost matched the NAREIT Equity REIT Index’s performance despite being senior in capital structure to common equity.

Overall, REMS’ outperformance vs the NAREIT Equity REIT Index in 2010 can be attributed to sector strategies across the spectrum of the real estate securities universe, combined with stock selection and timely early cycle leverage, all within our Value, Yield-Advantage mandate.

As always we remind investors that the REMS Real Estate Value-Opportunity Fund is not REIT index driven but focuses on all types of opportunities across the public real estate equity capital market that fall within our value discipline. We also may utilize different strategies including leverage and short positions, depending on REMS’ view of the evolving process of the commercial real estate cycle. Going into the new year our REIT equity exposure is about 62%, with most of the positions across the bottom three quartiles of market capitalizations that represent only a one-third the weight of the NAREIT Equity REIT Index.

We continue to increase our exposure to selected Mortgage REITs as we identify opportunistic investment in commercial mortgage debt that can be a source of value and yield. REMS’ REIT preferred position is focused on identifying mispriced special situations where credit enhancement is the key to value recovery. Finally we believe commercial real estate service companies are solutions enterprises that will play an important part of transitioning the $500+ billion of commercial mortgage maturities over the next 3 years into the “right hands”. Companies such as Jones Lang LaSalle, CB Richard Ellis, Holliday Fengolio Fowler and Kennedy-Wilson Holdings are examples of companies that we believe will derive substantial increases in cash flow resulting from resolving commercial real estate ownership issues.

While the year just ended provided almost pure tail winds to nurture the improvement in commercial real estate asset values, this year may have some head winds for real estate. Fed funds could leave zero territory at some point in the year ahead and 10 year Treasury rates have ticked up to equal REIT dividend yields. Real estate “cap rates” improved more than expected and are now below historical norms for core assets. Also many REITs trade at current price to cash flow multiples that are above stock P/E’s yet with far slower growth prospects. Fortunately, REIT dividends are slated to rise materially while still leaving excess capital for companies to make new investments. Additionally, the economic recovery that is under way is improving leasing and REIT occupancies with no new supply in sight.

Over the years REMS’ strategy and investment process have remained the same:

-	invest in real estate value without bias toward property type, market capitalization or popularity of the public enterprise
- capture cash flow to reinvest in the most attractive opportunities in the portfolio
-	understand how the commercial real estate cycle is evolving and direct capital to participate opportunistically.

Your Fund has in part achieved its returns because it is not focused on the next quarter but on the long-term real estate cycle. Today there are $600 billion of prospective real estate investments in over six hundred publicly traded equity and preferred issues in the US alone. 2011 may create more challenges but at this still early stage of the new emerging commercial real estate cycle we believe there remain opportunities to achieve the Fund’s objectives.

We wish you a happy and prosperous New Year and thank you for your continued interest and support.

Edward W. Turville, CFA
Managing Director

(7) Source: The Wall Street Journal, “Category Kings in 22 Realms,” 1/5/2011, Page C2; The Wall Street Journal Quarterly Fund Analysis, “Real Estate Funds,” 1/5/10, http://online.wsj.com/mdc/public/page/2_3061-mfq09_4_realestate.html; The New York Times, “Mutual Funds Report,” 1/9/2011, Page 20; www.morningstar.com, HLRRX performance through 12/31/10, http://quote.morningstar.com/fund/f.aspx?t=hlrrx. Third-party rankings or recognition by rating services or publications are no guarantee of future investment success. Investing in a highly-ranked fund does not ensure that a client or prospective client will experience a certain level of performance or results. These rankings should not be construed as an endorsement of the adviser by The Wall Street Journal, The New York Times, Morningstar or any other ranking service. A full discussion of the criteria used in making these rankings is available by contacting REMS Group, LLC.

Important Disclosure Statements
The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing.  The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525.   Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2010 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of February 25, 2011 and may change at any time.  Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information.  Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Total Return	Average Annual Return
	OneYear Ended	Five Years Ended	Since Inception
	12/31/2010	12/31/2010	12/16/02 to 12/31/10*

REMS Real Estate Value
Opportunity Fund Class I	32.98%	7.56%	10.55%
NAREIT Equity Index**	27.95%	3.03%	11.25%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

**The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the
Fund's performance.)

	Total Return	Average Annual Return
	OneYear Ended	Since Inception
	12/31/2010	12/22/09 to 12/31/10*

REMS Real Estate Value
Opportunity Fund Class P	32.87%	31.51%
NAREIT Equity Index**	27.95%	27.14%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

**The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the
Fund's performance.)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS December 31, 2010
Number of Shares	Security Description	% of Net Assets	Market Value
	LONG POSITIONS
	COMMON STOCKS	86.19%

	APARTMENT	2.46%
92200	Apartment Investment & Management Co. "A		$ 2,382,448

	DIVERSIFIED/OTHER	18.54%
92,100	CB Richard Ellis Group, Inc.*		1,886,208
181,106	Crexus Investment Corp.		2,372,489
235,700	Duke Realty Corp.		2,936,822
297,600	HFF Inc.*		2,874,816
28,400	Jones Lang LaSalle Inc.		2,383,328
362,900	Kennedy-Wilson Holdings Inc.*		3,625,371
70,600	MI Developments		1,913,260
			17,992,294
	HEALTHCARE	7.93%
40,800	Alexandria Real Estate Equities, Inc.		2,989,008
135,900	Biomed Realty Trust		2,534,535
374,933	Cogdell Spencer Inc.		2,174,611
			7,698,154
	HOTEL	10.71%
55,700	Gaylord Entertainment Company*		2,001,858
374,300	Hersha Hospitality Trust		2,470,380
42,055	Pebblebrook Hotel Trust		854,558
237,100	Red Lion Hotels Corp.*		1,892,058
105,900	Wyndham Worldwide Corp.		3,172,764
			10,391,618
	MORTGAGE	7.70%
235,300	Chimera Investment Corp.		967,083
143,375	Colony Financial Inc.		2,870,367
343,985	Northstar Realty Finance Corp.		1,633,929
93,100	Starwood Property Trust, Inc.		1,999,788
			7,471,167
	MULTI-FAMILY	13.72%
53,500	Camden Property Trust		2,887,930
116,400	Colonial Properties Trust		2,101,020
189,000	Lennar Corp. "A"		3,543,750
56,400	Post Properties, Inc.		2,047,320
82,122	Sun Communities, Inc.		2,735,484
			13,315,504
	OFFICE/INDUSTRIAL	10.53%
75,300	Allied Properties Real Estate Investment Trust (Canada)		1,631,260
122,942	Hudson Pacific Properties Inc.		1,850,277
94,300	Liberty Property Trust		3,010,056
76,600	Mack-Cali Realty Corp.		2,532,396
178,000	Mission West Properties, Inc.		1,190,820
			10,214,809
	RETAIL	14.60%
185,800	CBL & Associates Properties, Inc.		3,251,500
102,900	Kimco Realty Corp.		1,856,316
554,000	Kite Realty Group Trust		2,997,140
260,200	Ramco-Gershenson Properties Trust		3,239,490
118,600	Weingarten Realty		2,817,936
			14,162,382

	TOTAL COMMON STOCKS		83,628,376
	(Cost: $70,310,187)

	PREFERRED STOCK	12.99%

	DIVERSIFIED/OTHER	2.33%
27,235	Forest City Enterprises, Series A, 7.000%		454,552
33,900	Dupont Fabros Technology, Series A, 7.875%		846,144
38,200	Hudson Pacific Properties, Series B, 8.375%		955,000
			2,255,696
	HOTEL	0.59%
22,871	Red Lion Hotel, Series A, 9.500%		573,147
	MORTGAGE	2.98%
113,300	ISTAR Financial Inc, Series I, 7.500%		1,982,750
46,000	Northstar Realty Financial, Series B, 8.250%		910,340
			2,893,090
	OFFICE	3.01%
83,600	First Industrial Realty Trust, Series J, 7.250%		1,705,440
51,000	Lexington Realty Trust, Series D, 7.550%		1,218,390
			2,923,830
	RETAIL	4.08%
68,400	CBL & Assocates Properties, Series D, 7.375%		1,615,608
59,800	Glimcher Realty Trust, Series G, 8.125%		1,462,708
35,400	Kite Realty Group Trust, Series A, 8.250%*		881,460
			3,959,776

	TOTAL PREFERRED STOCKS		12,605,539
	(Cost: $11,513,403)

	TOTAL LONG POSITIONS		96,233,915
	(Cost: $81,823,590)

	NET INVESTMENTS IN SECURITIES
	(Cost: $81,823,590)	99.18%	$ 96,233,915
	Other ssets, net of liabilities	0.82%	791,472
	NET ASSETS	100.00%	$ 97,025,387

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010
ASSETS
Investments at fair value (identified cost of $81,823,590) (Note 1)	$ 96,233,915
Cash	145,433
Receivable from broker	6,000
Receivable for securities sold	1,266,225
Dividends and interest receivable	563,110
Receivable for capital stock sold	180,553
Prepaid expenses	41,486
TOTAL ASSETS	98,436,722

LIABILITIES
Payable for securities purchased	1,247,318
Payable for capital stock redeemed	73,303
Accrued investment management fees	78,281
Accrued 12b-1 fees	113
Accrued administration, transfer agent and accounting fees	9,791
Accrued custodian fees	2,273
Other accrued expenses	256
TOTAL LIABILITIES	1,411,335
NET ASSETS	$ 97,025,387
Net Assets Consist of :
Paid-in-capital applicable to 8,086,345 $0.01 par value shares of beneficial interest outstanding; 50,000,000 shares authorized	$ 95,895,309
Accumulated net investment income (loss)	(369)
Accumulated net realized gain (loss) on investments	(13,279,878)
Accumulated net unrealized appreciation (depreciation) on investments	14,410,325
Net Assets	$ 97,025,387

NET ASSET VALUE PER SHARE
Class I
($93,200,058/ 7,765,093 shares outstanding; 25,000,000 authorized)	$ 12.00

Class P
($3,825,329/ 321,252 shares outstanding; 25,000,000 authorized)	$ 11.91

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2010
INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $25,719)	$ 2,347,532
Interest	229
Total investment income	$ 2,347,761

EXPENSES
Investment management fees (Note 2)	689,659
12b-1 fees, Class P	6,342
Recordkeeping and administrative services (Note 2)	84,956
Accounting fees (Note 2)	68,966
Custodian fees	14,732
Transfer agent fees (Note 2)	43,112
Professional fees	69,900
Filing and registration fees (Note 2)	26,607
Directors fees	10,800
Compliance fees	17,489
Shareholder servicing and reports (Note 2)	37,693
Interest expense	19,234
Other	62,764
Total expenses	1,152,254
Fees paid indirectly (Note 6)	(48,645)
Management fee waiver (Note 2)	(43,545)
Net expenses	1,060,064
Net investment income (loss)	1,287,697

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain (loss) on:
Investments	11,218,559
Foreign curency translations	(4,226)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	7,850,510
Net realized and unrealized gain (loss) on investments	19,064,843
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,352,540

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
	Year ended December 31, 2010	Year ended December 31, 2009
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	1,287,697	$ 1,767,340
Net realized gain (loss) on investments, securities sold short, and foreign currencies	11,214,333	(11,551,238)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	7,850,510	24,144,913
Increase (decrease) in net assets from operations	20,352,540	14,361,015

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(1,241,142)	(1,767,324)
Class P	(46,555)	(16)
Return of capital
Class I	(886,962)	(818,263)
Class P	(37,780)	(4)
Decrease in net assets from distributions	(2,212,439)	(2,585,607)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class I	43,991,363	13,236,882
Class P	3,644,721	2,500
Distributions reinvested
Class I	1,369,323	1,828,373
Class P	82,069	22
Shares redeemed
Class I	(14,777,962)	(26,491,255)
Class P	(620,817)	-
Increase (decrease) in net assets from capital stock transactions	33,688,697	(11,423,478)

NET ASSETS
Increase (decrease) during period	51,828,798	351,930
Beginning of period	45,196,589	44,844,659
End of period (including accumulated net investment income (loss) of $(369) and $(15,646), respectively)	97,025,387	$ 45,196,589

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class I Shares
	Year ended December 31, 2010 (1)	Year ended December 31, 2009(1)	Year ended December 31, 2008(1)	Year ended December 31, 2007	July 1, 2006 through December 31, 2006*		Year ended June 30, 2006

Net asset value, beginning of period	$ 9.30	$ 7.00	$ 10.96	$ 16.15	$ 15.01		$ 15.50
Investment activities
Net investment income	0.19	0.31	0.29	0.36	0.04		0.27
Net realized and unrealized gain on investments	2.83	2.45	(3.70)	(1.93)	2.21		1.29
Total from investment activities	3.02	2.76	(3.41)	(1.57)	2.25		1.56
Distributions
Net investment income	(0.19)	(0.29)	(0.26)	(0.36)	(0.23)		(0.18)
Realized gains	-	-	-	(2.96)	(0.88)		(1.76)
Return of capital	(0.13)	(0.17)	(0.29)	(0.30)	-		(0.11)
Total distributions	(0.32)	(0.46)	(0.55)	(3.62)	(1.11)		(2.05)

Net asset value, end of period	$ 12.00	$ 9.30	$ 7.00	$ 10.96	$ 16.15		$ 15.01

Ratios/Supplemental Data
Total Return	32.98%	42.66%	(32.22%)	(10.27%)	15.07%		11.15%
Ratio to average net assets (A)
Expenses (B)	1.53%	1.59%	1.60%	1.77%	2.27%	**	2.16%
Expenses, net of waiver/before indirect fees	1.59%
Net investment income	1.86%	4.37%	2.86%	2.27%	1.95%	**	2.79%
Portfolio turnover rate	99.36%	139.01%	145.98%	104.22%	64.82%		58.82%
Net assets, end of period (000's)	$ 93,200	$ 45,194	$ 44,845	$ 47,719	$ 60,857		$ 55,177

* Effective July 2, 2006, the Fund changed its year end from June 30 to December 31.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2010, 0.27% for the year ended December 31, 2009, 0.10% for the year ended December 31, 2008, 0.11% for the year ended December 31, 2007, 0.21% for the period ended December 31, 2006, and 0.15% for the year ended June 30, 2006.

(B) Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class P Shares
	Year ended December 31, 2010 (1)	Period December 23, 2009 to December 31, 2009(1) (2)

Net asset value, beginning of period	$ 9.22	$ 9.34
Investment activities
Net investment income	0.21	0.04
Net realized and unrealized gain on investments	2.77	(0.08)
Total from investment activities	2.98	(0.04)
Distributions
Net investment income	(0.16)	(0.04)
Realized gains	-	-
Return of capital	(0.13)	(0.04)
Total distributions	(0.29)	(0.08)

Net asset value, end of period	$ 11.91	$ 9.22

Ratios/Supplemental Data
Total Return	32.87%	(0.39%)	***
Ratio to average net assets (A)
Expenses (B)	1.78%	1.84%	**
Expenses, net of waiver/before indirect fees	1.84%
Net investment income	2.00%	4.12%	**
Portfolio turnover rate	99.36%	139.01%
Net assets, end of period (000's)	$ 3,825	$ 2

**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(2) Commencement of operations for Class P shares was December 23, 2009.
(A) Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2010 and 0.27% for the period ended December 31, 2009.
(B) Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS

December 31, 2010

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the "Fund"), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. ("TWF"); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company.  The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II.  Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the “Plan”) approved at a special meeting of the shareholders held on November 17, 2005.  TWF has allocated to the Fund 50,000,000 (Class I: 25,000,000, Class P: 25,000,000) shares of its 1,500,000,000 shares of $.01 par value common stock.  The Fund maintains its financial statements, information and performance history in accordance with the Plan.

The investment objective of the Fund is to achieve long-term growth of capital and current income.  Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value.  Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”).  The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as:  (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability access.
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include pouted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extend relevant observable inputs are not available; representing the Fund’s own assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$83,628,376	$-	$-	$83,628,376
Preferred Stocks	12,605,539	-	-	12,605,539
	$96,233,915	$-	$-	$96,233,915

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the year.  During the year, there were no transfers between Levels 1 and 2.

On January 21, 2010, the FASB issued Accounting Standards Update, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Fund is evaluating the implication of the update and the impact of the financial statements.

Security Transactions and Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services.  Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased.  Cash balances maintained in the custody of the prime broker bear interest based on the prime rate.  The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations.  The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations.  The prime broker may also sell such securities in limited instances where credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2007-2009) and expected to be taken in the 2010 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2010, the Fund decreased paid-in capital by $944,245, decreased accumulated net investment loss by $940,019, and decreased accumulated net realized investment loss by $4,226.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period.  The cost of such holdings is determined using historical exchange rates.  Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.  Such fluctuations are included with the net realized and unrealized gains and losses from investments.  Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations.  Each REIT reports annually the tax character of its distribution.  Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs.   It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.  Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price.  Currently, the Fund engages in selling securities short.  To sell a security short, the Fund must borrow the security.  The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian.  The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security.  The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs.  There can be no assurance that the fund will be able to close out a short position at any particular time or at an acceptable price.  Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size.  Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short.  Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs.  During the year ended December 31, 2010, there were no short sales and at December 31, 2010, there were no outstanding securities sold short.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.50% for Class I shares and 1.75% for Class P shares.  Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).  For the year ended December 31, 2010, the Advisor earned $689,659 and waived $43,545.

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the fund.  The total amount of recoverable reimbursements as of June 30, 2010 was $226,752 and expires as follows:

Year Expiring	Amount
2011	$ 55,424
2012	109,621
2013	43,545
$208,590

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2010, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares

The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund.  The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares.  For the year ended December 31, 2010, there were $6,342 in Class P 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  For the year ended December 31, 2010, CSS earned $84,956 for its services, of which $4,738 was due from the Fund.  Additionally, CSS received $8,250 of the $26,607 of filing and registration fees expense incurred and $1,475 of the $37,693 of shareholder servicing and reports expense incurred for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent.  For the year ended December 31, 2010, CFSI earned $43,112, of which $2,072 was due from the Fund.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For the year ended December 31, 2010, CFA earned $68,966 for its services, of which $2,981 was due from the Fund.

Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of CFA, CSS, FDCC and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2010, aggregated $100,499,157 and $69,428,073, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.  Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the years ended June 30, 2010 and December 31, 2008 were as follows:

	Year ended December 31, 2010	Year ended December 31, 2009
Distributions paid from:
Ordinary income	$1,287,697	$ 1,767,340
Return of capital	924,742	818,267
Total	$2,212,439	$ 2,585,607

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss)	$(9,115,048)
Post-October currency losses	(369)
Net unrealized appreciation (depreciation) on investments and investments sold short	10,245,495
$ 1,130,078

During 2010, the Fund utilized $11,943,805 of its capital loss carryforward.  $9,115,048 of capital loss carryforward remains and expires in 2017.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2010, the cost for Federal income tax purpose was $85,988,420.

Net unrealized appreciation consists of:
Gross unrealized appreciation	$ 12,522,365
Gross unrealized depreciation	(2,276,870)
Net unrealized depreciation	$ 10,245,495

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class I Shares		Class I Shares
	Year ended		Year ended
	December 31, 2010		December 31, 2009
	Shares	Value	Shares	Value
Shares sold	4,183,786	$43,991,363	1,741,257	$13,236,882
Shares reinvested	128,914	1,369,323	291,610	1,828,373
Shares redeemed	(1,407,542)	(14,777,962)	(3,575,481)	(26,491,255)
Net Increase	2,905,158	$30,582,724	(1,542,614)	$(11,426,000)

	Class P Shares		Class P Shares
	Year ended		Year ended
	December 31, 2010		December 31, 2009
	Shares	Value	Shares	Value
Shares sold	373,062	$3,644,721	268	$2,500
Shares reinvested	7,837	82,069	2	22
Shares redeemed	(59,917)	(620,817)	( - )	( - )
Net Increase	320,982	$3,150,973	270	$2,522

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into agreements with  Fidelity Capital Markets (“FXM”) and Jefferies & Company, Inc. (“JCI”), a brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund.  Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator.  The agreement with FCM was entered into on June 14, 2004 and was terminated May, 2010.  The agreement with JCI was entered into on June 10, 2010.  FCM transferred $7,508 and JCI transferred $41,137 to the Fund’s administrator to offset operating expenses for the year ended December 31, 2010.

NOTE 7 – RISKS AND CONCENTRATIONS

The fund concentrates its assets in the real estate industry.  An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.  The Fund also engages in borrowing for leverage.  The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities.  The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time.  However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund.  Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).  At December 31, 2010, the Fund owed $191 on this leverage agreement with Jefferies & Company, Inc.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk.  There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the fund and reduce its returns.  If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage.  To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender.  Pledged securities will be held by the lender and will not be available for other purposes.  The fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender.  Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable.  The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time.   This may require the Fund to sell assets it would not otherwise choose to sell a t that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used.  Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used.  Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

At December 31, 2010, the Fund owed $191 on this leverage agreement with an interest rate of 0.68%.  The average borrowings for the year ended December 31, 2010 were $2,679,825.  The Fund incurred interest expense of $19,234 for the year ended December 31, 2010.  As of December 31, 2010, no securities were held as collateral.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
REMS Real Estate Value – Opportunity Fund
And the Board of Directors of
The World Funds, Inc.

We have audited the accompanying statement of assets and liabilities of REMS Real Estate Value – Opportunity Fund (the “Fund”), a series of The World Funds, Inc., including the schedule of investments, as of December 31, 2010, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period July 1, 2006 through December 31, 2006 and the year ended June 30, 2006.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of REMS Real Estate Value – Opportunity Fund as of December 31, 2010, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period July 1, 2006 through December 31, 2006 and the year ended June 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2011

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc.
(the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below.  The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III (1) 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4
Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Company's Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Company's underwriter; President and Director of Commonwealth Fund Services, Inc., the Company's Transfer and Disbursing Agent since 1987; President and Treasurer of Commonwealth Capital Management, Inc. since 1983 ; President of Commonwealth Capital Management, LLC, the adviser to the Fund and the adviser to the Satuit Capital Small Cap Fund series of the Company, from December, 2000 to October, 2007; President and Director of Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Company; and Chairman, Trustee and Treasurer of The World Insurance Trust, a registered investment company, since May, 2002.  Mr. Pasco is a certified public accountant.

				The World Insurance Trust — 1 Fund (through December, 2009); The World Funds Turst – 2 Funds
Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	9
Retired.  Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August,1978 until April, 2005;  a Trustee of The World Insurance Trust, a registered investment company, since May,  2002; a Trustee of Satuit Capital Management Trust, a registered investment company, since October, 2002 and a Trustee of Janus Advisors Series Trust,  a registered investment  company,  from  2003 to 2005.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Funds;
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	9
Financial and Tax Consultant through his firm Management Funds Consulting for  Professionals  since 1974; a Trustee of Satuit  Capital Management Trust, a registered investment company, since                                          November, 2003; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Poist is a certified public accountant.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Fund;
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	9
President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Trustee of Satuit Capital Management Trust, a  registered investment company,  since November,  2003 and Trustee of The World Insurance Trust,  a registered investment company, since May, 2002.
				The World Insurance Trust — 1 Fund (through December, 2009); Satuit Capital Management Trust — 1 Fund;
Officers:
* Leland H. Faust 600 California Street 18th Floor San Francisco, CA 94108 (1946)	President of the CSI Equity Fund series since October, 1997	N/A	President of CSI Capital Management, Inc., a registered investment adviser, since 1978. Partner in the law firm Taylor & Faust since September, 1975.	N/A
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Managing Director, Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	N/A
David D. Jones, Esq. 395 Sawdust Road, Suite 2137 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A

(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund; (3) he is a managing member of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the “Board”) held on August 30, 2010, the Board, including those directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), re-approved the investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and Real Estate Management Services Group, LLC (the “Adviser”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term.

In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser, including written materials provided by the Adviser regarding:  (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed further below.  The Board uses this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help decide whether to renew the Advisory Agreement for an additional year.  In approving the Advisory Agreement, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by the Adviser

The Board reviewed the services that the Adviser provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund.  The Board received information concerning the investment philosophy and investment process employed by the Adviser in managing the Fund.  The Board considered and discussed, among other things, the Fund’s history, track record and personnel.  On this basis, along with information provided in advance of the meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Fund

The Board, using written materials provided by the Adviser and by Lipper, considered the Fund’s performance compared to a benchmark index and other similar mutual funds for various trailing periods.  In particular, the Board noted that the Fund’s performance was generally favorable to that of its peer group, and concluded that it was satisfied with the investment performance of the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Board reviewed a report of the advisory fee paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services.  The Adviser’s representative then discussed the profits realized by the Adviser from its relationship with the Fund.  The Board considered the information provided and concluded that such profits were not excessive.  Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was comparable to those of similar mutual funds, appeared reasonable in light of the services rendered and was the result of arm’s length negotiations.  The Board also considered the Adviser’s contractual agreement to waive a portion of its advisory fee in an effort to control the Fund’s expense ratio.  In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Other Considerations

The Board also determined that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Adviser’s expense limitation and fee waiver arrangement with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2010 and held for the six months ended December 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Class I Shares	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period* July 1, 2010 through December 31, 2010
Actual	$1,000	$1,319.50	$8.95
Hypothetical (5% return before expenses)	$1,000	$1,017.40	$7.78

Class P Shares	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period* July 1, 2010 through December 31, 2010
Actual	$1,000	$1,319.60	$10.41
Hypothetical (5% return before expenses)	$1,000	$1,016.10	$9.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.53% for Class I and 1.78% for Class P, multiplied by the average account value for the period, multiplied by 184days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
 Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions,
call or write to the REMS Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:
For 24 hours, 7 days a week price information, and for
information on any series of The World Funds, Inc.,
investment plans, and other shareholder services, call
Commonwealth Shareholder Services at (800) 527-9525
Toll Free. Fund information is also available online
at theworldfunds.com.

[Missing Graphic Reference]

Annual Report to Shareholders

REMS REAL ESTATE VALUEOPPORTUNITY FUND

A series of The World Funds, Inc.
A “Series” Investment Company

For the Year Ended December 31, 2010

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  That person is  Samuel Boyd and is "independent," as defined by this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,000 for 2010 and $36,000  for 2009.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2010 and  $0 for 2009.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,500  for 2010 and $9,000 for 2009.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2010 and $0 for 2009.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the funds.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2010 and $0 for 2009.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's  disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                                        John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:       March 11, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:      /s/John Pasco, III
                                                        John Pasco, III
                                    Chief Executive Officer
             (principal executive officer)

Date:         March 11, 2011

By (Signature and Title)*:      /s/Karen Shupe
                                                        Karen Shupe
                                     Chief Financial Officer
                                    (principal financial officer)

Date:         March 11, 2011

* Print the name and title of each signing officer under his or her signature.